Lease Transactions	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Lease Transactions	LEASE TRANSACTIONS
Lease transactions as a lessee
Right-of-use assets of finance leases, which are principally related to data processing equipment and included in Premises and equipment in the accompanying consolidated balance sheets, amounted to ¥21,035 million and ¥23,137 million at March 31, 2025 and 2026, respectively. Lease liabilities of these finance leases, which are included in Long-term debt in the accompanying consolidated balance sheets, amounted to ¥21,460 million and ¥26,088 million at March 31, 2025 and 2026, respectively.
Right-of-use assets of operating leases, which are principally related to office space and equipment are included in Other assets in the accompanying consolidated balance sheets, amounted to ¥247,221 million and ¥282,736 million at March 31, 2025 and 2026, respectively. Lease liabilities of these operating leases, which are included in Other liabilities in the accompanying consolidated balance sheets, amounted to ¥341,499 million and ¥370,365 million at March 31, 2025 and 2026, respectively.
For the fiscal years ended March 31, 2025 and 2026, the MUFG Group recognized ¥19,520 million and ¥15,968 million, respectively, of impairment losses for Right-of-use assets of operating leases, where recovery of the carrying amount is doubtful. The losses are included in Other non-interest expenses.
The discount rates used in determining the present value of leases are the MUFG Group’s incremental borrowing rate, developed based upon each lease’s term and currency of payment. The lease term includes options to extend the lease when it is reasonably certain that the MUFG Group will exercise that option. The MUFG Group has elected to exclude leases with original terms of less than one year from the operating lease right-of-use assets and lease liabilities. The MUFG Group’s lease arrangements that have not yet commenced as of March 31, 2026 are not material. Variable lease costs did not have a material impact on the MUFG Group’s results of operations.
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥6,352	¥6,277	¥5,509
Interest on lease liabilities	341	373	304
Operating lease cost	65,719	67,281	74,065
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2025 and 2026:

	2025	2026
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥372	¥305
Operating cash flows from operating leases	89,159	91,236
Financing cash flows from finance leases	9,240	8,349
Right-of-use assets obtained in exchange for new finance lease liabilities	4,657	12,115
Right-of-use assets obtained in exchange for new operating lease liabilities	40,608	74,817
Weighted-average remaining lease term:
Finance leases	3.5 years	3.6 years
Operating leases	6.8 years	6.5 years
Weighted-average discount rate:
Finance leases	1.26%	1.19%
Operating leases	1.93%	2.36%
Maturities of lease liabilities as of March 31, 2026 are as follows:

	Finance leases	Operating leases
	(in millions)
2027	¥8,672	¥91,812
2028	7,311	79,875
2029	5,087	59,388
2030	3,093	42,233
2031	1,981	32,294
2032 and thereafter	354	95,954
Total undiscounted cash flows	26,498	401,556
Difference between undiscounted and discounted cash flows	(410)	(31,191)
Amount on balance sheet	¥26,088	¥370,365
Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of various types of data processing equipment, office equipment and transportation equipment. Sales type and direct financing lease are presented in loans. In certain case, the MUFG Group requests lessees to deposit in advance an amount nearly equal or equal to the residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥145,433	¥147,667	¥152,658
Operating leases:
Lease income	8,546	10,780	12,375
Total	¥153,979	¥158,447	¥165,033
Finance income on net investment is included in Interest income—Loans, including fees in the consolidated statements of income. Lease income from operating lease transactions is included in Other non-interest income in the consolidated statements of income.
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2025 and 2026:

	2025	2026
	(in millions)
Lease receivables (undiscounted)	¥2,202,205	¥2,440,023
Adjustments:
Discounted unguaranteed residual value	7,772	7,509
Initial direct cost on sales type and direct financing leases	32,822	29,949
Deferred selling profit	(366,108)	(380,677)
Net investment in sales type and direct financing leases	¥1,876,691	¥2,096,804
The following table presents maturity of the lease receivables of sales type and direct financing lease transactions including a reconciliation of undiscounted cash flows to the lease receivables recognized on balance sheet, and the lease payments of operating lease transactions as of March 31, 2026:

	Lease receivables of sales type and direct financing lease	Lease payments of operating leases
	(in millions)
2027	¥672,206	¥14,386
2028	560,711	12,477
2029	462,607	10,879
2030	323,265	7,593
2031	227,376	6,359
2032 and thereafter	193,858	88,980
Total undiscounted cash flows	2,440,023	140,674
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(343,219)
Amount on balance sheet	¥2,096,804
The carrying amounts of the underlying assets under operating leases as of March 31, 2025 and 2026 were ¥142,964 million and ¥280,099 million, respectively.